UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.
Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2025-NQM5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Michael Dente, (212) 357-3598

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 10, 2025

GS Mortgage Securities Corp.
(Depositor)

By: /s/ Michael Dente
Name: Michael Dente
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Summary

Schedule 2 - Exception Standard Report

Schedule 3 - Exception Report

Schedule 4 - Supplemental Report

Schedule 5 - Valuation Report

Schedule 6 - Securitization Report

Schedule 7 - Data Compare Report

99.2       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Executive Summary

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - ASF Addendum - Business Purpose

Schedule 7 - Data Compare Summary

99.3	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Executive Summary/Narrative

Schedule 2 - Rating Agency Grades Summary Report

Schedule 3 - ATR OR QM Report

Schedule 4 - Supplemental Data Extract Report

Schedule 5 - Valuation Report

Schedule 6 - Data Compare Report

Schedule 7 - Standard Findings Report

99.4	Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 - Due Diligence Narrative Report

Schedule 2 - Rating Agency Grades

Schedule 3 - Standard Findings Report

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data Extract Report

Schedule 6 - Business Purpose Supplement

Schedule 7 - Data Compare Report

Schedule 8 - Rating Agency Multi-Property Valuation Report

Schedule 9 - Multi-Property Report

99.5	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 - Narrative

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Exception Detail Report

Schedule 4 - Non-QM Supplemental Report

Schedule 5 - Valuation Securitization Report

Schedule 6 - Supplemental Report

Schedule 7 - DI Report

Schedule 8 - Rebuttal Findings Report

Schedule 9 - Exception Supplemental Report